Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Jiayin Group Inc.
Entity Central Index Key	0001743102
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	18th Floor, Building No. 1, Youyou Century Plaza
Entity Address, Address Line Two	428 South Yanggao Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Incorporation, State or Country Code	F4
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38806
Trading Symbol	JFIN
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP	Marcum Asia CPAs LLP
Auditor Location	Shanghai, the People’s Republic of China	New York, New York
Auditor Firm ID	1113	5395
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Jiayin Group Inc. and subsidiaries (the "Company") as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income, changes in shareholders' equity, and cash flows, for each of the two years in the period ended December 31, 2024, and the related notes and financial statement schedule (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated April 28, 2025, expressed an unqualified opinion on the Company’s internal control over financial reporting.

Convenience Translation

Our audits also comprehended the translation of Renminbi amounts into United States dollar amounts and, in our opinion, such translation has been made in conformity with the basis stated in Note 2(g). Such United States dollar amounts are presented solely for the convenience of readers outside the People’s Republic of China.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	18th Floor, Building No. 1, Youyou Century Plaza
Entity Address, Address Line Two	428 South Yanggao Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Contact Personnel Name	Chunlin Fan
Local Phone Number	6190-6826
City Area Code	21
Contact Personnel Email Address	fanchunlin@jiayinfintech.cn
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	105,478,184
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	108,000,000